GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.28%
$ 500,000	Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3 2.06%, 08/15/2028	$ 482,797
1,100,000	Carmax Auto Owner Trust Series 2021-1 Class A4 0.53%, 10/15/2026	1,040,752
500,000	Exeter Automobile Receivables Trust Series 2021-4A Class B 1.05%, 05/15/2026	484,071
1,000,000	Honda Auto Receivables Owner Trust Series 2021-3 Class A3 0.41%, 11/18/2025	963,961
300,000	PFS Financing Corp(a) Series 2021-A Class A 0.71%, 04/15/2026	284,794
570,000	Santander Retail Auto Lease Trust (a) Series 2021-B Class A3 0.51%, 08/20/2024	551,198
750,000	Toyota Auto Loan Extended Note Trust (a) Series 2019-1A Class A 2.56%, 11/25/2031	744,695
	Volkswagen Auto Loan Enhanced Trust
	Series 2018-2 Class A4
231,591	3.33%, 02/20/2025	232,229
	Series 2020-1 Class A4
500,000	1.26%, 08/20/2026	490,372
1,000,000	World Omni Auto Receivables Trust Series 2020-C Class A4 0.61%, 10/15/2026	949,265
TOTAL ASSET-BACKED SECURITIES — 0.28% (Cost $6,450,513)		$6,224,134
CORPORATE BONDS AND NOTES
Basic Materials — 0.53%
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	592,960
500,000	Celanese US Holdings LLC 3.50%, 05/08/2024	501,285
175,000	CF Industries Inc 5.15%, 03/15/2034	194,226
1,150,000	Dow Chemical Co 4.80%, 11/30/2028	1,232,041
1,250,000	DuPont de Nemours Inc 4.49%, 11/15/2025	1,300,060
500,000	Eastman Chemical Co 4.65%, 10/15/2044	513,247
1,000,000	Ecolab Inc 2.70%, 12/15/2051	856,529
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,000,000	Linde Inc 3.20%, 01/30/2026	$ 1,005,473
250,000	Mosaic Co 5.45%, 11/15/2033	287,572
500,000	Newmont Corp 2.80%, 10/01/2029	478,273
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	1,011,445
1,000,000	Sherwin-Williams Co 2.20%, 03/15/2032	887,008
500,000	Southern Copper Corp 5.25%, 11/08/2042	565,750
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	985,136
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	301,565
1,175,000	Westlake Corp 3.13%, 08/15/2051	965,838
		11,678,408
Communications — 2.33%
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	974,626
175,000	1.90%, 08/15/2040	142,717
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	2,025,650
175,000	2.10%, 05/12/2031	162,569
2,500,000	2.50%, 06/03/2050	2,087,153
175,000	3.10%, 05/12/2051	164,236
175,000	3.25%, 05/12/2061	164,132
750,000	America Movil SAB de CV 2.88%, 05/07/2030	716,483
	AT&T Inc
175,000	2.30%, 06/01/2027	166,735
2,129,000	4.30%, 02/15/2030	2,249,450
2,000,000	2.75%, 06/01/2031	1,875,358
2,338,000	2.55%, 12/01/2033	2,077,183
175,000	4.50%, 05/15/2035	185,386
2,222,000	3.30%, 02/01/2052	1,904,681
1,034,000	3.50%, 09/15/2053	907,277
175,000	Bell Telephone Co of Canada or Bell Canada 3.20%, 02/15/2052	153,907
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,945,000	4.91%, 07/23/2025	2,016,987
1,000,000	3.50%, 03/01/2042	826,733
1,500,000	5.38%, 05/01/2047	1,535,837
	Comcast Corp
1,000,000	3.70%, 04/15/2024	1,020,837
1,000,000	1.95%, 01/15/2031	902,083
2,500,000	3.40%, 07/15/2046	2,347,204
175,000	2.80%, 01/15/2051	147,572
1,586,000	2.89%, 11/01/2051(a)	1,337,054
1,388,000	2.94%, 11/01/2056(a)	1,145,826
175,000	2.99%, 11/01/2063(a)	143,207

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	$ 857,880
1,000,000	Discovery Communications LLC(b) 3.63%, 05/15/2030	971,299
1,000,000	eBay Inc 2.60%, 05/10/2031	918,705
1,500,000	Motorola Solutions Inc 2.75%, 05/24/2031	1,357,172
1,000,000	Paramount Global 2.90%, 01/15/2027	975,273
	Rogers Communications Inc
500,000	4.10%, 10/01/2023	507,573
1,000,000	4.50%, 03/15/2042(a)	1,013,129
175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	187,539
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	693,690
	T-Mobile USA Inc
500,000	1.50%, 02/15/2026	466,359
1,500,000	4.38%, 04/15/2040	1,506,364
1,675,000	3.40%, 10/15/2052(a)	1,424,487
175,000	3.60%, 11/15/2060(a)	150,303
500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	517,821
1,000,000	VeriSign Inc 2.70%, 06/15/2031	905,000
	Verizon Communications Inc
460,000	1.09%, 03/20/2026(c) 1-day SOFR + 0.79%	459,514
1,500,000	2.63%, 08/15/2026	1,466,480
1,110,000	2.10%, 03/22/2028	1,034,602
175,000	2.55%, 03/21/2031	162,584
390,000	4.27%, 01/15/2036	410,860
1,000,000	2.85%, 09/03/2041	880,252
1,250,000	3.85%, 11/01/2042	1,246,097
1,175,000	3.55%, 03/22/2051	1,104,144
175,000	2.99%, 10/30/2056	144,040
175,000	3.70%, 03/22/2061	162,098
1,500,000	Vodafone Group PLC 4.13%, 05/30/2025	1,544,327
	Walt Disney Co
1,500,000	2.65%, 01/13/2031(b)	1,432,418
1,000,000	4.75%, 11/15/2046	1,143,008
		51,023,901
Consumer, Cyclical — 1.58%
1,000,000	American Honda Finance Corp 2.15%, 09/10/2024	984,858
175,000	AutoNation Inc 2.40%, 08/01/2031	152,360
500,000	AutoZone Inc 3.63%, 04/15/2025	505,308
175,000	Brunswick Corp 2.40%, 08/18/2031	148,209
500,000	Costco Wholesale Corp 1.75%, 04/20/2032	442,803
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Daimler Finance North America LLC(a) 1.45%, 03/02/2026	$ 930,616
1,000,000	Daimler Trucks Finance North America LLC(a) 2.50%, 12/14/2031	875,249
500,000	Dollar General Corp 3.50%, 04/03/2030	497,378
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	914,294
1,000,000	DR Horton Inc 1.40%, 10/15/2027	893,031
	General Motors Co
675,000	4.88%, 10/02/2023	695,455
175,000	6.25%, 10/02/2043	198,415
1,000,000	5.20%, 04/01/2045	1,012,176
	General Motors Financial Co Inc
1,000,000	2.75%, 06/20/2025	971,259
500,000	1.25%, 01/08/2026	457,534
675,000	2.70%, 08/20/2027	635,060
	Home Depot Inc
175,000	3.00%, 04/01/2026	176,398
1,000,000	3.90%, 12/06/2028	1,046,809
1,000,000	1.88%, 09/15/2031	893,580
1,000,000	3.30%, 04/15/2040	963,137
175,000	4.25%, 04/01/2046	191,413
	Kohl's Corp
175,000	3.38%, 05/01/2031(b)	168,889
175,000	5.55%, 07/17/2045	174,667
	Las Vegas Sands Corp
175,000	2.90%, 06/25/2025	163,077
500,000	3.50%, 08/18/2026	471,042
175,000	3.90%, 08/08/2029	160,475
675,000	Lear Corp(b) 5.25%, 05/15/2049	724,438
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	2,032,407
1,000,000	2.80%, 09/15/2041	856,501
	Magallanes Inc(a)
1,500,000	4.05%, 03/15/2029	1,507,440
1,000,000	5.05%, 03/15/2042	1,020,030
1,000,000	Marriott International Inc 3.13%, 06/15/2026	988,132
	McDonald's Corp
500,000	1.45%, 09/01/2025	477,926
175,000	3.70%, 01/30/2026	179,188
1,000,000	2.63%, 09/01/2029	951,092
1,000,000	Nike Inc 2.85%, 03/27/2030	987,177
445,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	450,202
500,000	PACCAR Financial Corp 2.00%, 02/04/2027	480,185
1,500,000	Starbucks Corp 2.25%, 03/12/2030	1,373,087
	Target Corp
500,000	3.38%, 04/15/2029	516,279
1,000,000	2.95%, 01/15/2052	918,949

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Toyota Motor Credit Corp
$ 1,500,000	1.80%, 02/13/2025	$ 1,456,145
2,000,000	1.90%, 01/13/2027(b)	1,901,403
175,000	1.90%, 04/06/2028	162,424
600,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	603,049
2,500,000	Walmart Inc 1.50%, 09/22/2028	2,295,388
		34,604,934
Consumer, Non-Cyclical — 4.18%
	Abbott Laboratories
500,000	2.95%, 03/15/2025	503,330
500,000	1.40%, 06/30/2030	447,235
	AbbVie Inc
1,925,000	2.60%, 11/21/2024	1,911,685
1,000,000	2.95%, 11/21/2026	990,601
500,000	4.50%, 05/14/2035	536,648
1,000,000	4.88%, 11/14/2048	1,130,211
175,000	4.25%, 11/21/2049	181,600
500,000	Aetna Inc 3.88%, 08/15/2047	487,153
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	472,581
	Amgen Inc
175,000	1.65%, 08/15/2028	159,391
2,334,000	2.00%, 01/15/2032	2,068,166
4,729,000	2.80%, 08/15/2041	4,060,105
675,000	3.00%, 01/15/2052	570,897
1,892,000	2.77%, 09/01/2053	1,518,086
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	1,022,012
1,000,000	4.70%, 02/01/2036	1,072,516
675,000	4.90%, 02/01/2046	750,698
	Anheuser-Busch InBev Worldwide Inc
1,000,000	3.75%, 07/15/2042	951,950
2,586,000	5.55%, 01/23/2049	3,153,047
175,000	4.50%, 06/01/2050	186,977
	Anthem Inc
500,000	3.35%, 12/01/2024	503,886
1,000,000	2.25%, 05/15/2030	917,556
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	978,634
1,500,000	AstraZeneca PLC 1.38%, 08/06/2030	1,307,147
1,000,000	Baxter International Inc(a) 2.54%, 02/01/2032	913,138
	Becton Dickinson and Co
500,000	3.70%, 06/06/2027	507,259
500,000	4.67%, 06/06/2047	544,612
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,538,469
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	938,316
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	911,410
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	1.45%, 11/13/2030	$ 436,222
1,000,000	4.13%, 06/15/2039	1,073,814
500,000	4.35%, 11/15/2047	548,355
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	459,970
500,000	Campbell Soup Co(b) 2.38%, 04/24/2030	455,948
	Cigna Corp
1,750,000	4.80%, 08/15/2038	1,915,629
175,000	4.90%, 12/15/2048	196,093
	Coca-Cola Co
1,000,000	2.00%, 03/05/2031	915,120
1,000,000	2.60%, 06/01/2050	854,200
750,000	Conagra Brands Inc 4.60%, 11/01/2025	776,468
500,000	Constellation Brands Inc 5.25%, 11/15/2048	558,780
	CVS Health Corp
500,000	2.63%, 08/15/2024	498,351
750,000	1.30%, 08/21/2027	681,974
175,000	2.13%, 09/15/2031(b)	156,359
833,000	4.78%, 03/25/2038	910,334
2,000,000	2.70%, 08/21/2040	1,705,200
430,000	5.05%, 03/25/2048	486,971
1,565,557	CVS Pass-Through Trust 6.04%, 12/10/2028	1,676,089
1,000,000	Danaher Corp 2.80%, 12/10/2051	849,736
1,000,000	Eli Lilly & Co 2.25%, 05/15/2050	811,047
175,000	Equifax Inc 2.35%, 09/15/2031	156,526
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	952,589
1,000,000	General Mills Inc 4.20%, 04/17/2028	1,044,147
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	902,175
1,175,000	2.60%, 10/01/2040	989,339
500,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	504,121
500,000	Global Payments Inc 4.15%, 08/15/2049	483,205
1,000,000	GSK Consumer Healthcare Capital US LLC(a) 3.63%, 03/24/2032	999,060
	HCA Inc
2,000,000	4.13%, 06/15/2029	2,038,605
1,000,000	2.38%, 07/15/2031	893,707
175,000	3.50%, 07/15/2051	151,739
1,000,000	Health Care Service Corp A Mutual Legal Reserve Co(a) 3.20%, 06/01/2050	874,545
1,000,000	Hershey Co 1.70%, 06/01/2030	899,729
500,000	Humana Inc 3.95%, 03/15/2027	507,854
1,000,000	J M Smucker Co 2.13%, 03/15/2032	873,157

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Johnson & Johnson 3.40%, 01/15/2038	$ 1,019,552
1,500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	1,581,725
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	906,581
1,000,000	Kroger Co 2.20%, 05/01/2030	912,916
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	1,012,446
357,000	McCormick & Co Inc 3.25%, 11/15/2025	358,326
1,000,000	McKesson Corp 1.30%, 08/15/2026	918,059
	Medtronic Inc
50,000	3.50%, 03/15/2025	51,025
72,000	4.63%, 03/15/2045	82,999
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	1,022,670
500,000	1.45%, 06/24/2030	443,933
1,000,000	2.15%, 12/10/2031	924,932
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	485,100
500,000	Mondelez International Inc 2.75%, 04/13/2030	478,334
500,000	Moody's Corp 3.25%, 01/15/2028	499,201
1,000,000	Novartis Capital Corp 2.20%, 08/14/2030	938,744
500,000	PayPal Holdings Inc 2.85%, 10/01/2029	489,443
	PepsiCo Inc
500,000	2.25%, 03/19/2025	494,772
1,000,000	3.45%, 10/06/2046	989,977
1,000,000	PerkinElmer Inc 2.25%, 09/15/2031	883,861
	Pfizer Inc
175,000	1.75%, 08/18/2031	157,402
500,000	4.00%, 12/15/2036	530,720
1,000,000	2.55%, 05/28/2040	894,329
	Procter & Gamble Co
175,000	2.45%, 11/03/2026	172,547
1,000,000	1.20%, 10/29/2030	870,913
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	867,776
175,000	Royalty Pharma PLC 2.15%, 09/02/2031	150,039
1,000,000	Sysco Corp 3.25%, 07/15/2027	994,582
1,000,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	902,636
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	159,877
1,175,000	2.00%, 10/15/2031	1,054,798
2,909,000	2.80%, 10/15/2041	2,605,439
	Unilever Capital Corp
1,000,000	3.50%, 03/22/2028	1,023,914
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 185,000	1.75%, 08/12/2031	$ 163,663
175,000	2.63%, 08/12/2051	145,516
	UnitedHealth Group Inc
1,000,000	3.75%, 07/15/2025	1,028,415
500,000	3.50%, 08/15/2039	495,985
2,000,000	2.90%, 05/15/2050	1,772,758
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	496,167
	Viatris Inc
175,000	2.70%, 06/22/2030	153,924
1,000,000	3.85%, 06/22/2040	864,911
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	1,030,453
1,000,000	Zoetis Inc 2.00%, 05/15/2030	896,708
		91,400,542
Energy — 1.95%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	952,594
500,000	3.34%, 12/15/2027	497,076
467,000	4.08%, 12/15/2047	471,718
	BP Capital Markets America Inc
175,000	3.63%, 04/06/2030	178,196
1,000,000	2.77%, 11/10/2050	834,847
1,000,000	3.00%, 03/17/2052	861,444
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,020,849
1,000,000	Cenovus Energy Inc 4.25%, 04/15/2027	1,031,868
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	532,964
175,000	2.74%, 12/31/2039(a)	152,270
2,000,000	Chevron USA Inc 3.85%, 01/15/2028	2,083,267
438,000	ConocoPhillips 5.90%, 10/15/2032	529,244
175,000	ConocoPhillips Co(a) 3.76%, 03/15/2042	178,194
	Coterra Energy Inc(a)
1,000,000	3.90%, 05/15/2027	1,007,282
50,000	4.38%, 03/15/2029	52,100
1,000,000	Diamondback Energy Inc 3.50%, 12/01/2029	990,566
1,175,000	Enbridge Inc 2.50%, 08/01/2033	1,043,253
	Energy Transfer LP
1,000,000	2.90%, 05/15/2025	978,151
1,000,000	4.20%, 04/15/2027	1,018,202
1,000,000	5.15%, 03/15/2045	1,009,178
	Enterprise Products Operating LLC
1,000,000	2.80%, 01/31/2030(b)	961,213
664,000	4.85%, 08/15/2042	703,452
175,000	4.20%, 01/31/2050	173,648

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 1,500,000	Equinor ASA 3.13%, 04/06/2030	$ 1,494,082
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	502,236
175,000	2.61%, 10/15/2030	168,675
175,000	3.00%, 08/16/2039	162,241
2,421,000	3.45%, 04/15/2051	2,346,904
500,000	Halliburton Co 5.00%, 11/15/2045	542,139
	Kinder Morgan Energy Partners LP
175,000	6.95%, 01/15/2038	218,848
500,000	4.70%, 11/01/2042	498,773
	Kinder Morgan Inc
1,000,000	1.75%, 11/15/2026	929,165
500,000	2.00%, 02/15/2031(b)	437,197
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	532,915
	Marathon Petroleum Corp
175,000	4.70%, 05/01/2025	181,855
500,000	4.75%, 09/15/2044	508,403
	MPLX LP
1,000,000	4.25%, 12/01/2027	1,032,765
500,000	4.50%, 04/15/2038	510,875
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	559,337
175,000	NOV Inc 3.60%, 12/01/2029	172,035
175,000	ONEOK Partners LP 6.20%, 09/15/2043	192,076
	Phillips 66
175,000	2.15%, 12/15/2030	155,439
500,000	4.65%, 11/15/2034	533,600
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	1,003,075
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,026,886
	Shell International Finance BV
175,000	2.38%, 11/07/2029	165,757
1,000,000	2.75%, 04/06/2030	969,993
500,000	4.13%, 05/11/2035	528,473
175,000	6.38%, 12/15/2038	231,433
500,000	3.63%, 08/21/2042	490,897
140,000	4.38%, 05/11/2045	151,023
175,000	4.00%, 05/10/2046	182,459
175,000	3.25%, 04/06/2050	164,162
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	1,000,379
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	644,045
175,000	3.75%, 03/04/2051	167,944
1,000,000	Targa Resources Corp 4.20%, 02/01/2033	1,009,124
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	TotalEnergies Capital International SA 2.83%, 01/10/2030	$ 976,797
	TransCanada PipeLines Ltd
750,000	3.75%, 10/16/2023	760,733
1,000,000	1.00%, 10/12/2024	950,059
175,000	4.88%, 05/15/2048	196,214
500,000	Valero Energy Corp 7.50%, 04/15/2032	631,094
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	1,010,926
175,000	2.60%, 03/15/2031(b)	161,142
1,167,000	5.10%, 09/15/2045	1,264,476
		42,628,227
Financial — 8.44%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,000,000	3.88%, 01/23/2028	974,660
1,000,000	3.00%, 10/29/2028	922,187
500,000	3.85%, 10/29/2041(b)	438,471
3,028,000	Air Lease Corp 1.88%, 08/15/2026	2,789,425
217,390	ALEX Alpha LLC 1.62%, 08/15/2024	215,205
500,000	Alexandria Real Estate Equities Inc REIT 1.88%, 02/01/2033	422,896
1,000,000	Ally Financial Inc 2.20%, 11/02/2028	903,367
	American Express Co
1,000,000	1.65%, 11/04/2026	942,556
850,000	2.55%, 03/04/2027	826,475
1,175,000	American International Group Inc 3.40%, 06/30/2030	1,171,808
	American Tower Corp REIT
1,500,000	3.80%, 08/15/2029	1,492,700
1,000,000	2.30%, 09/15/2031	873,224
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	154,445
675,000	2.90%, 08/23/2051	559,469
2,279,000	Ares Capital Corp 2.88%, 06/15/2028	2,017,602
	Athene Global Funding(a)
1,000,000	1.73%, 10/02/2026	908,023
1,000,000	2.95%, 11/12/2026	968,148
825,000	2.45%, 08/20/2027	770,995
476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	471,945
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	2,010,144
175,000	2.96%, 03/25/2031	161,714
	Bank of America Corp
1,098,000	3.00%, 12/20/2023	1,100,772

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 175,000	3.55%, 03/05/2024	$ 175,999
1,000,000	3.46%, 03/15/2025	1,006,033
1,000,000	3.95%, 04/21/2025	1,018,992
1,000,000	1.53%, 12/06/2025	956,299
1,000,000	3.38%, 04/02/2026	998,654
1,175,000	1.73%, 07/22/2027	1,091,205
2,000,000	2.50%, 02/13/2031	1,838,340
175,000	2.30%, 07/21/2032	155,753
1,000,000	2.57%, 10/20/2032	908,664
1,000,000	2.48%, 09/21/2036	859,772
500,000	6.11%, 01/29/2037	597,297
1,000,000	4.08%, 04/23/2040	1,026,746
2,000,000	2.68%, 06/19/2041	1,688,717
1,000,000	5.88%, 02/07/2042	1,259,278
175,000	2.97%, 07/21/2052	149,747
1,000,000	Bank of Montreal(b) 1.25%, 09/15/2026	918,020
	Bank of New York Mellon Corp
1,000,000	1.90%, 01/25/2029	915,338
1,000,000	1.80%, 07/28/2031	884,584
	Bank of Nova Scotia
1,150,000	3.40%, 02/11/2024	1,165,450
175,000	0.65%, 07/31/2024	166,447
	Barclays PLC
2,000,000	3.65%, 03/16/2025	2,003,703
1,000,000	2.89%, 11/24/2032	907,032
	Berkshire Hathaway Finance Corp
900,000	2.30%, 03/15/2027(b)	881,451
175,000	1.45%, 10/15/2030	152,931
175,000	4.25%, 01/15/2049	191,644
1,000,000	2.85%, 10/15/2050	865,769
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	1,010,861
1,000,000	3.25%, 04/30/2029	1,015,114
1,000,000	BNP Paribas SA(a) 2.16%, 09/15/2029	889,667
500,000	Boston Properties LP REIT 3.20%, 01/15/2025	499,718
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	503,681
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	961,077
1,000,000	Canadian Imperial Bank of Commerce 2.25%, 01/28/2025	976,676
	Capital One Financial Corp
1,000,000	3.30%, 10/30/2024	1,005,443
1,000,000	1.88%, 11/02/2027	922,698
2,000,000	Charles Schwab Corp 0.90%, 03/11/2026	1,849,038
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	868,692
	Citigroup Inc
1,000,000	1.28%, 11/03/2025	951,608
2,000,000	3.40%, 05/01/2026	2,015,477
2,250,000	4.45%, 09/29/2027	2,320,732
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	3.07%, 02/24/2028(b)	$ 973,959
1,000,000	3.52%, 10/27/2028	990,599
1,000,000	3.06%, 01/25/2033	934,334
1,000,000	2.90%, 11/03/2042	856,818
1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	914,437
2,999,000	Credit Suisse AG 1.25%, 08/07/2026	2,734,775
2,000,000	Crown Castle International Corp REIT 2.25%, 01/15/2031	1,762,769
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	908,076
1,000,000	Development Bank of Japan Inc(a)(b) 1.75%, 10/20/2031	924,474
1,000,000	Equinix Inc REIT(b) 3.20%, 11/18/2029	956,996
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	851,766
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	826,745
1,000,000	Extra Space Storage LP REIT 2.35%, 03/15/2032	877,608
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	885,676
500,000	Fifth Third Bancorp 1.71%, 11/01/2027	462,660
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	1,004,158
1,000,000	1.09%, 12/09/2026	915,638
1,000,000	1.43%, 03/09/2027	921,501
175,000	1.54%, 09/10/2027	159,938
1,500,000	3.80%, 03/15/2030	1,509,965
4,555,000	2.38%, 07/21/2032	4,034,376
1,000,000	6.25%, 02/01/2041	1,290,985
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	160,768
500,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	505,154
	HSBC Holdings PLC
1,000,000	0.73%, 08/17/2024	967,178
1,500,000	3.90%, 05/25/2026	1,514,351
175,000	1.59%, 05/24/2027	159,726
2,741,000	2.21%, 08/17/2029	2,465,435
750,000	6.50%, 09/15/2037	913,246
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	1,003,981
1,000,000	Huntington Bancshares Inc(a) 2.49%, 08/15/2036	870,073
1,000,000	ING Groep NV(a) 1.40%, 07/01/2026	925,132
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	995,521

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	$ 1,019,490
	JPMorgan Chase & Co
600,000	3.88%, 09/10/2024	612,876
1,025,000	0.97%, 06/23/2025	978,631
175,000	3.90%, 07/15/2025	179,621
4,729,000	0.77%, 08/09/2025(d)	4,482,465
175,000	3.30%, 04/01/2026	176,387
1,524,000	2.08%, 04/22/2026	1,470,669
175,000	1.58%, 04/22/2027	162,991
2,000,000	3.63%, 12/01/2027	2,004,899
175,000	2.74%, 10/15/2030	165,361
1,000,000	2.96%, 05/13/2031	935,697
175,000	1.95%, 02/04/2032	153,300
1,000,000	3.88%, 07/24/2038	1,008,589
1,000,000	5.50%, 10/15/2040	1,200,150
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	866,409
1,000,000	Kimco Realty Corp REIT 2.25%, 12/01/2031	895,593
	Korea Development Bank
1,000,000	0.50%, 10/27/2023	968,540
1,000,000	2.25%, 02/24/2027	893,000
	Kreditanstalt fuer Wiederaufbau
3,000,000	0.63%, 01/22/2026	2,785,797
1,700,000	1.00%, 10/01/2026(b)	1,591,365
1,000,000	0.75%, 09/30/2030	871,566
1,000,000	Landwirtschaftliche Rentenbank 0.50%, 05/27/2025	936,430
1,000,000	Life Storage LP REIT 2.40%, 10/15/2031	881,279
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	964,568
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,495,909
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	155,227
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	528,371
1,000,000	2.38%, 12/15/2031	915,610
500,000	Mastercard Inc 3.30%, 03/26/2027	509,580
	Metropolitan Life Global Funding I(a)
1,000,000	0.95%, 07/02/2025	934,862
1,000,000	2.40%, 01/11/2032	916,750
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	628,143
	Mitsubishi UFJ Financial Group Inc
4,574,000	1.54%, 07/20/2027	4,198,336
1,000,000	2.85%, 01/19/2033	931,797
	Mizuho Financial Group Inc
1,000,000	1.98%, 09/08/2031	874,260
1,000,000	2.56%, 09/13/2031	874,004
	Morgan Stanley
1,000,000	2.19%, 04/28/2026	965,968
Principal Amount		Fair Value
Financial — (continued)
$ 574,000	3.13%, 07/27/2026	$ 569,047
1,500,000	4.35%, 09/08/2026	1,544,964
175,000	1.51%, 07/20/2027	160,861
1,500,000	1.79%, 02/13/2032	1,289,889
1,175,000	2.24%, 07/21/2032	1,041,202
2,000,000	2.51%, 10/20/2032	1,802,678
1,000,000	2.94%, 01/21/2033	937,738
1,000,000	2.48%, 09/16/2036	857,344
1,000,000	Morgan Stanley Domestic Holdings Inc 3.80%, 08/24/2027	1,016,381
1,000,000	National Australia Bank Ltd(a) 2.99%, 05/21/2031	907,418
1,500,000	NatWest Group PLC 3.88%, 09/12/2023	1,515,360
1,000,000	Oesterreichische Kontrollbank AG 0.38%, 09/17/2025	925,546
2,000,000	PNC Financial Services Group Inc 2.31%, 04/23/2032	1,835,261
2,000,000	Principal Life Global Funding II(a) 1.50%, 11/17/2026	1,839,512
1,000,000	Prudential Financial Inc 3.00%, 03/10/2040	900,924
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	488,630
	Realty Income Corp REIT
500,000	3.95%, 08/15/2027	513,628
500,000	3.65%, 01/15/2028	502,351
	Royal Bank of Canada
140,000	0.65%, 07/29/2024	133,130
1,000,000	1.15%, 06/10/2025	943,740
1,000,000	1.40%, 11/02/2026(b)	921,158
1,000,000	Santander UK Group Holdings PLC 1.67%, 06/14/2027	909,823
	Simon Property Group LP REIT
500,000	1.75%, 02/01/2028	455,491
1,000,000	2.45%, 09/13/2029	931,847
175,000	3.25%, 09/13/2049	156,688
1,000,000	State Street Corp 2.20%, 03/03/2031	902,919
1,000,000	Sumitomo Mitsui Financial Group Inc 1.47%, 07/08/2025	940,909
1,000,000	Sumitomo Mitsui Trust Bank Ltd(a) 0.85%, 03/25/2024	958,178
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	905,974
1,000,000	Svenska Handelsbanken AB(a) 0.63%, 06/30/2023	978,693
500,000	Synchrony Financial 2.88%, 10/28/2031	443,309

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Toronto-Dominion Bank
$ 1,000,000	3.25%, 03/11/2024	$ 1,011,963
1,000,000	2.80%, 03/10/2027	982,021
1,000,000	Truist Bank 3.20%, 04/01/2024	1,011,473
1,000,000	Truist Financial Corp(b) 1.95%, 06/05/2030	902,722
1,000,000	Unum Group 4.13%, 06/15/2051	873,062
	US Bancorp
1,000,000	3.10%, 04/27/2026	999,840
1,000,000	2.22%, 01/27/2028	955,145
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	495,019
1,000,000	Visa Inc 3.15%, 12/14/2025	1,011,492
	Wells Fargo & Co
175,000	3.00%, 02/19/2025	174,665
1,500,000	3.55%, 09/29/2025	1,519,414
2,500,000	3.00%, 04/22/2026	2,475,715
750,000	4.30%, 07/22/2027	778,766
2,000,000	3.53%, 03/24/2028	1,995,983
1,000,000	4.40%, 06/14/2046	1,036,751
500,000	Welltower Inc REIT 4.00%, 06/01/2025	507,691
175,000	Western Union Co 1.35%, 03/15/2026	161,286
	Westpac Banking Corp
1,000,000	1.95%, 11/20/2028	921,062
1,000,000	2.89%, 02/04/2030	964,203
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	973,929
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	883,461
		184,850,142
Industrial — 2.29%
	3M Co
500,000	2.00%, 02/14/2025	489,324
500,000	4.00%, 09/14/2048	530,360
500,000	Agilent Technologies Inc 2.30%, 03/12/2031	451,686
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	1,001,806
	Boeing Co
314,000	4.88%, 05/01/2025	323,944
175,000	2.75%, 02/01/2026	169,573
175,000	2.20%, 02/04/2026	165,448
2,000,000	2.95%, 02/01/2030	1,853,122
1,000,000	5.71%, 05/01/2040	1,117,450
1,000,000	3.63%, 03/01/2048	848,606
175,000	5.93%, 05/01/2060	202,052
121,835	Burlington Northern and Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	123,144
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	$ 593,744
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	950,554
1,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	899,557
500,000	Carrier Global Corp 3.38%, 04/05/2040	454,482
	Caterpillar Financial Services Corp
50,000	0.65%, 07/07/2023	49,022
1,000,000	2.15%, 11/08/2024	991,785
500,000	Caterpillar Inc 5.20%, 05/27/2041	603,230
	CSX Corp
1,250,000	4.25%, 03/15/2029	1,325,585
750,000	4.75%, 05/30/2042	830,840
	FedEx Corp
1,000,000	4.10%, 02/01/2045	974,352
175,000	5.25%, 05/15/2050	202,668
175,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	187,913
500,000	General Dynamics Corp 4.25%, 04/01/2040	545,524
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	623,632
7,301,000	Honeywell International Inc 1.10%, 03/01/2027	6,717,206
500,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	509,037
1,000,000	John Deere Capital Corp 1.75%, 03/09/2027	942,067
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	998,593
500,000	Lockheed Martin Corp 4.09%, 09/15/2052	549,286
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	1,003,993
1,000,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	1,016,626
1,000,000	Norfolk Southern Corp 3.05%, 05/15/2050	890,753
1,000,000	Northrop Grumman Corp 3.25%, 01/15/2028	1,000,045
1,000,000	Otis Worldwide Corp(b) 2.29%, 04/05/2027	941,922
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	856,036
500,000	Parker-Hannifin Corp 4.20%, 11/21/2034	510,334
	Raytheon Technologies Corp
500,000	3.20%, 03/15/2024	505,438
175,000	1.90%, 09/01/2031	154,813
1,000,000	3.75%, 11/01/2046	983,190
500,000	4.35%, 04/15/2047	535,372
1,175,000	2.82%, 09/01/2051	988,164

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Republic Services Inc 2.38%, 03/15/2033	$ 897,773
	Rockwell Automation Inc
500,000	2.88%, 03/01/2025	498,432
1,175,000	1.75%, 08/15/2031	1,034,811
1,000,000	Ryder System Inc 1.75%, 09/01/2026	930,738
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	549,611
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	922,008
1,000,000	Textron Inc 3.90%, 09/17/2029	1,017,650
	Union Pacific Corp
750,000	2.15%, 02/05/2027	720,439
500,000	3.60%, 09/15/2037	503,562
500,000	3.38%, 02/14/2042	483,268
500,000	3.80%, 10/01/2051	510,252
1,000,000	2.95%, 03/10/2052	885,090
	Union Pacific Railroad Co Pass Through Trust
	Series 2006
310,312	5.87%, 07/02/2030	341,295
	Series 2007-3
155,231	6.18%, 01/02/2031	174,170
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	488,059
1,000,000	3.05%, 11/15/2027	1,009,350
500,000	Vulcan Materials Co 3.90%, 04/01/2027	512,608
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	893,543
1,000,000	Waste Management Inc(b) 1.50%, 03/15/2031	860,625
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,254,761
		50,100,323
Technology — 2.11%
1,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	866,797
500,000	Adobe Inc 2.30%, 02/01/2030	473,064
1,000,000	Analog Devices Inc 1.70%, 10/01/2028	922,211
	Apple Inc
1,000,000	2.75%, 01/13/2025	1,001,610
175,000	2.90%, 09/12/2027	175,373
1,500,000	3.00%, 11/13/2027	1,509,255
1,000,000	1.20%, 02/08/2028	910,426
952,000	1.40%, 08/05/2028	870,453
175,000	1.70%, 08/05/2031	156,947
500,000	3.85%, 05/04/2043	525,919
1,000,000	2.40%, 08/20/2050	825,040
1,175,000	2.70%, 08/05/2051	1,021,424
1,000,000	Applied Materials Inc 1.75%, 06/01/2030	905,214
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	Autodesk Inc 2.40%, 12/15/2031	$ 891,589
	Broadcom Inc
1,000,000	4.15%, 11/15/2030	1,013,489
2,500,000	3.42%, 04/15/2033(a)	2,333,304
175,000	3.50%, 02/15/2041(a)	155,842
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	942,525
	Dell International LLC / EMC Corp
1,500,000	4.00%, 07/15/2024	1,532,283
76,000	8.10%, 07/15/2036	99,939
1,000,000	3.38%, 12/15/2041(a)	840,494
35,000	8.35%, 07/15/2046	51,149
500,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	432,603
	Fiserv Inc
175,000	2.25%, 06/01/2027	165,277
1,000,000	4.20%, 10/01/2028	1,030,814
500,000	Hewlett Packard Enterprise Co 1.45%, 04/01/2024	485,255
2,891,000	HP Inc 2.65%, 06/17/2031	2,586,582
	Intel Corp
1,000,000	3.40%, 03/25/2025	1,015,188
175,000	1.60%, 08/12/2028	159,494
175,000	2.00%, 08/12/2031	158,729
1,175,000	2.80%, 08/12/2041	1,037,409
175,000	3.05%, 08/12/2051	155,592
	International Business Machines Corp
1,000,000	3.00%, 05/15/2024	1,006,614
1,500,000	4.00%, 06/20/2042	1,535,136
1,000,000	Micron Technology Inc 2.70%, 04/15/2032	905,310
	Microsoft Corp
190,000	2.40%, 08/08/2026	188,410
1,953,000	3.45%, 08/08/2036	2,031,302
1,547,000	2.92%, 03/17/2052	1,451,688
675,000	NVIDIA Corp 1.55%, 06/15/2028	619,815
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc(a) 2.65%, 02/15/2032	901,283
	Oracle Corp
1,000,000	3.40%, 07/08/2024	1,007,145
800,000	2.50%, 04/01/2025	781,366
1,500,000	3.85%, 07/15/2036	1,380,682
175,000	6.13%, 07/08/2039	199,682
2,000,000	3.65%, 03/25/2041	1,746,872
175,000	4.00%, 07/15/2046	155,285
175,000	3.60%, 04/01/2050	145,138
175,000	3.95%, 03/25/2051	152,988
1,894,000	Qorvo Inc 4.38%, 10/15/2029	1,894,634
500,000	QUALCOMM Inc 3.25%, 05/20/2050	482,812

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 350,000	Roper Technologies Inc 1.00%, 09/15/2025	$ 324,727
1,175,000	Salesforce Inc 2.70%, 07/15/2041	1,039,866
1,000,000	Texas Instruments Inc 1.75%, 05/04/2030	909,946
	VMware Inc
175,000	1.40%, 08/15/2026	160,659
1,000,000	2.20%, 08/15/2031	880,433
1,000,000	Workday Inc 3.80%, 04/01/2032	998,097
		46,151,180
Utilities — 2.04%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	890,774
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	962,534
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	976,113
	Appalachian Power Co
140,000	7.00%, 04/01/2038	180,614
1,000,000	3.70%, 05/01/2050	932,053
175,000	Atmos Energy Corp 5.50%, 06/15/2041	206,394
175,000	Avangrid Inc 3.80%, 06/01/2029	177,585
1,000,000	Baltimore Gas and Electric Co 4.25%, 09/15/2048	1,061,314
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	513,595
175,000	5.95%, 05/15/2037	213,100
175,000	5.15%, 11/15/2043	199,194
2,735,000	2.85%, 05/15/2051	2,317,431
1,000,000	Black Hills Corp 3.88%, 10/15/2049	943,920
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	483,816
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	928,306
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	990,657
1,000,000	2.40%, 06/15/2031	920,591
1,000,000	Constellation Energy Generation LLC 3.25%, 06/01/2025	995,790
	Dominion Energy Inc
175,000	3.90%, 10/01/2025	178,503
500,000	3.38%, 04/01/2030	493,259
175,000	2.25%, 08/15/2031	157,631
175,000	4.70%, 12/01/2044	186,975
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	912,546
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,010,850
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	$ 935,836
	Duke Energy Corp
5,311,000	2.55%, 06/15/2031	4,855,829
425,000	3.75%, 09/01/2046	401,160
175,000	3.50%, 06/15/2051	159,680
	Duke Energy Florida LLC
1,000,000	1.75%, 06/15/2030	890,184
500,000	5.65%, 04/01/2040	607,044
657,000	Duke Energy Progress LLC 2.00%, 08/15/2031	587,874
580,805	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	596,436
	Entergy Corp
1,000,000	0.90%, 09/15/2025	917,023
175,000	2.80%, 06/15/2030	164,014
1,000,000	Entergy Louisiana LLC 0.95%, 10/01/2024	952,940
1,000,000	Eversource Energy(b) 3.45%, 01/15/2050	907,615
	Florida Power & Light Co
140,000	5.96%, 04/01/2039	176,496
209,000	5.25%, 02/01/2041	248,668
171,000	4.05%, 10/01/2044	178,828
500,000	3.15%, 10/01/2049	466,053
1,000,000	Georgia Power Co 3.25%, 03/15/2051	867,004
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	175,269
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	603,869
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	196,251
500,000	Louisville Gas and Electric Co 5.13%, 11/15/2040	550,609
175,000	MidAmerican Energy Co 2.70%, 08/01/2052	149,587
1,000,000	National Rural Utilities Cooperative Finance Corp 2.75%, 04/15/2032	945,042
1,000,000	NiSource Inc 2.95%, 09/01/2029	952,956
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,030,634
1,000,000	Oncor Electric Delivery Co LLC(a) 2.70%, 11/15/2051	855,643
500,000	PacifiCorp 4.15%, 02/15/2050	520,688
175,000	Piedmont Natural Gas Co Inc 4.65%, 08/01/2043	188,293
175,000	Progress Energy Inc 7.75%, 03/01/2031	224,047
1,000,000	Public Service Electric and Gas Co 4.05%, 05/01/2045	1,013,748

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Public Service Enterprise Group Inc
$ 1,000,000	2.88%, 06/15/2024	$ 990,777
175,000	1.60%, 08/15/2030	149,677
1,000,000	Puget Sound Energy Inc(b) 2.89%, 09/15/2051	853,028
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	1,006,546
	Southern Co
500,000	3.70%, 04/30/2030	501,502
500,000	4.40%, 07/01/2046	510,880
94,000	Tucson Electric Power Co 3.05%, 03/15/2025	93,219
500,000	Union Electric Co 8.45%, 03/15/2039	733,555
500,000	Virginia Electric and Power Co 3.80%, 09/15/2047	499,195
1,000,000	WEC Energy Group Inc 0.80%, 03/15/2024	959,609
175,000	Xcel Energy Inc 2.60%, 12/01/2029	165,713
		44,616,566
TOTAL CORPORATE BONDS AND NOTES — 25.45% (Cost $595,161,725)		$557,054,223
FOREIGN GOVERNMENT BONDS AND NOTES
	Asian Development Bank
2,500,000	2.63%, 01/30/2024	2,513,663
1,500,000	5.82%, 06/16/2028	1,765,418
1,000,000	1.88%, 03/15/2029	959,223
1,000,000	Asian Infrastructure Investment Bank(a)(c) 0.33%, 04/15/2026 1-day SOFR + 0.22%	1,001,223
500,000	Canada Government International Bond 0.75%, 05/19/2026	463,502
	Chile Government International Bond
500,000	2.75%, 01/31/2027	488,810
2,500,000	3.50%, 01/25/2050	2,285,475
500,000	3.25%, 09/21/2071	404,655
500,000	Corp Andina de Fomento 2.25%, 02/08/2027	476,812
1,500,000	Council of Europe Development Bank 0.88%, 09/22/2026	1,396,008
1,000,000	European Bank for Reconstruction & Development 0.50%, 11/25/2025	925,185
	European Investment Bank
2,500,000	2.63%, 03/15/2024	2,512,500
2,000,000	0.63%, 07/25/2025	1,876,120
1,000,000	1.38%, 03/15/2027(b)	948,197
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	1.75%, 03/15/2029(b)	$ 951,516
1,000,000	Export Development Canada(b) 2.63%, 02/21/2024	1,004,151
1,000,000	Export-Import Bank of Korea 2.63%, 05/26/2026	988,720
	Hungary Government International Bond(a)
1,000,000	2.13%, 09/22/2031	903,784
1,000,000	3.13%, 09/21/2051	837,160
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	1,024,736
	Inter-American Development Bank
1,500,000	0.50%, 09/23/2024(b)	1,428,240
2,000,000	0.63%, 07/15/2025	1,875,480
1,500,000	0.88%, 04/20/2026	1,399,200
1,000,000	1.13%, 07/20/2028	917,970
	International Bank for Reconstruction & Development
1,000,000	0.63%, 04/22/2025	943,243
1,000,000	0.75%, 11/24/2027	904,009
10,500,000	1.13%, 09/13/2028	9,620,205
500,000	0.75%, 08/26/2030	432,745
1,000,000	1.25%, 02/10/2031	899,967
400,000	International Finance Corp 0.38%, 07/16/2025	371,942
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	1,028,720
3,500,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,427,191
	Mexico Government International Bond
2,000,000	4.75%, 04/27/2032	2,118,300
500,000	3.50%, 02/12/2034	464,745
1,750,000	4.60%, 01/23/2046	1,677,287
1,000,000	3.77%, 05/24/2061	808,310
1,000,000	Nordic Investment Bank(b) 0.50%, 01/21/2026	924,627
2,000,000	Panama Government International Bond 3.16%, 01/23/2030	1,956,660
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	1,003,500
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	957,590
500,000	3.00%, 01/15/2034	466,440
1,000,000	3.55%, 03/10/2051(b)	931,250
	Philippine Government International Bond
500,000	5.50%, 03/30/2026	547,000
2,000,000	3.00%, 02/01/2028	2,008,011
500,000	2.95%, 05/05/2045	431,871
1,000,000	Province of Alberta Canada(a) 2.05%, 08/17/2026	975,060

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,500,000	Province of British Columbia Canada(b) 1.30%, 01/29/2031	$ 1,339,988
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	1,954,115
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026	927,169
1,000,000	1.13%, 10/07/2030	881,775
1,500,000	1.80%, 10/14/2031	1,376,301
	Province of Quebec Canada
500,000	2.75%, 04/12/2027	501,195
2,000,000	1.35%, 05/28/2030(b)	1,799,048
	Republic of Italy Government International Bond
1,000,000	2.88%, 10/17/2029	943,990
1,000,000	3.88%, 05/06/2051	924,820
1,500,000	Republic of Poland Government International Bond 3.25%, 04/06/2026	1,527,750
1,000,000	Svensk Exportkredit AB 0.63%, 05/14/2025	939,291
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	544,845
500,000	4.98%, 04/20/2055	582,885
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.49% (Cost $81,034,950)		$76,489,593
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.08%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	501,857
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	304,896
	BBCMS Mortgage Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,404,710
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	917,614
	Benchmark Mortgage Trust
	Series 2018-B3 Class AAB
328,000	3.97%, 04/10/2051	335,550
	Series 2019-B14 Class A1
1,574,414	2.07%, 12/15/2062	1,558,122
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	305,394
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	939,338
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	$ 1,005,796
2,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	2,522,122
	COMM Mortgage Trust
	Series 2013-CR8 Class A4
95,511	3.33%, 06/10/2046	95,729
	Series 2018-COR3 Class A3
238,000	4.23%, 05/10/2051	248,015
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,824,506
1,000,000	GS Mortgage Securities Trust Series 2019-GC42 Class A4 3.00%, 09/01/2052	972,052
	JPMBB Commercial Mortgage Securities Trust
	Series 2014-C18 Class A5
2,550,000	4.08%, 02/15/2047	2,582,032
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,523,628
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	672,001
550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	557,794
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
2,400,000	3.84%, 09/15/2058	2,431,927
	Series 2016-BNK1 Class ASB
435,078	2.51%, 08/15/2049	429,770
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	952,807
407,318	WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4 3.41%, 08/15/2047	405,472
		23,491,132
U.S. Government Agency — 28.52%
	Federal Home Loan Mortgage Corp
180,088	4.00%, 05/01/2026	185,305

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 147,987	3.00%, 01/01/2027	$ 149,531
3,813	7.50%, 05/01/2027	4,065
414,691	2.50%, 11/01/2028	410,740
300,792	3.00%, 01/01/2029	303,210
786,651	3.00%, 02/01/2029	795,392
9,233	6.50%, 04/01/2029	9,919
1,325	7.50%, 08/01/2030	1,456
1,716,177	2.50%, 12/01/2031	1,699,829
310,089	2.50%, 02/01/2032	307,325
200,404	3.50%, 04/01/2032	203,078
40,808	6.50%, 11/01/2032	43,842
401,088	2.50%, 12/01/2032	397,267
316,719	3.00%, 04/01/2033	320,251
179,811	3.50%, 05/01/2033	184,809
233,949	3.50%, 06/01/2033	237,069
409,428	4.00%, 07/01/2033	427,506
194,058	3.50%, 03/01/2034	199,286
333,217	4.00%, 06/01/2034	347,208
306,196	3.50%, 09/01/2034	314,095
418,203	2.00%, 10/01/2034	406,699
180,631	2.50%, 02/01/2035	178,790
305,091	2.50%, 03/01/2035	302,294
1,536,364	2.00%, 07/01/2035	1,493,949
420,920	3.00%, 07/01/2035	424,390
508,517	2.00%, 10/01/2035	494,491
1,849,190	1.50%, 12/01/2035	1,755,993
187,341	2.00%, 12/01/2035	182,172
306,396	2.00%, 01/01/2036	297,941
465,946	1.50%, 02/01/2036	442,456
967,361	2.00%, 03/01/2036	941,100
11,876	6.00%, 03/01/2036	13,260
9,127	6.00%, 04/01/2036	10,114
1,160,957	1.50%, 05/01/2036	1,102,390
1,207,764	2.00%, 05/01/2036	1,174,394
638,824	2.50%, 06/01/2036	632,705
46,772	5.00%, 06/01/2036	50,622
1,525,766	1.50%, 07/01/2036	1,448,799
813,990	2.00%, 07/01/2036	791,492
281,602	1.00%, 08/01/2036	258,208
986,408	1.50%, 09/01/2036	936,632
699,933	2.00%, 09/01/2036	680,575
779,891	3.00%, 09/01/2036	778,750
3,997,702	2.00%, 10/01/2036	3,887,091
623,588	2.50%, 10/01/2036	617,235
2,895,047	1.50%, 12/01/2036	2,748,833
447,594	1.50%, 03/01/2037	424,985
671,922	2.50%, 03/01/2037	665,077
1,325,000	2.00%, 04/01/2037	1,288,293
13,322	5.50%, 11/01/2037	14,263
10,762	5.50%, 12/01/2037	11,450
133,688	3.50%, 10/01/2038	135,194
89,661	5.00%, 12/01/2039	97,135
207,534	5.00%, 02/01/2040	224,835
157,388	5.00%, 05/01/2040	170,472
279,638	2.50%, 07/01/2040	270,339
330,672	2.00%, 08/01/2040	310,332
363,562	2.50%, 08/01/2040	350,622
88,029	5.00%, 08/01/2040	95,344
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 435,776	1.50%, 11/01/2040	$ 394,912
573,049	2.00%, 12/01/2040	537,798
798,142	4.00%, 02/01/2041	833,601
856,451	2.00%, 03/01/2041	803,721
126,994	4.00%, 04/01/2041	132,939
278,499	1.50%, 05/01/2041	252,379
410,806	2.50%, 07/01/2041	397,129
590,633	2.00%, 08/01/2041	554,264
1,943,761	2.00%, 10/01/2041	1,824,069
702,982	2.00%, 11/01/2041	659,694
711,572	1.50%, 12/01/2041	644,827
372,252	3.50%, 11/01/2042	379,989
318,081	3.50%, 05/01/2043	323,900
543,576	4.00%, 11/01/2043	568,127
476,512	3.50%, 11/01/2044	479,051
1,196,958	3.00%, 04/01/2045	1,189,445
825,717	3.00%, 08/01/2045	821,440
442,643	3.50%, 10/01/2045	450,185
308,230	3.50%, 04/01/2046	312,454
2,984,424	3.00%, 02/01/2047	2,964,069
549,630	2.50%, 03/01/2047	528,886
608,191	3.50%, 11/01/2047	615,780
631,466	4.00%, 11/01/2047	649,461
476,475	4.00%, 03/01/2048	489,821
1,244,582	3.50%, 08/01/2048	1,261,099
267,640	4.00%, 08/01/2048	275,228
233,102	4.50%, 08/01/2048	242,354
179,033	4.00%, 09/01/2048	183,262
3,930,446	4.00%, 11/01/2048	4,024,680
88,554	4.00%, 01/01/2049	90,598
1,596,283	3.50%, 05/01/2049	1,618,304
5,564,076	3.50%, 06/01/2049	5,594,082
803,548	5.50%, 06/01/2049	853,693
410,371	4.50%, 08/01/2049	432,113
904,423	5.00%, 08/01/2049	956,695
392,197	3.00%, 09/01/2049	385,530
608,587	4.00%, 09/01/2049	622,008
881,385	2.50%, 10/01/2049	843,740
391,435	3.00%, 10/01/2049	385,088
88,700	3.50%, 10/01/2049	89,184
239,832	4.00%, 10/01/2049	245,129
1,265,405	4.50%, 11/01/2049	1,321,960
2,271,013	3.50%, 12/01/2049	2,290,903
1,787,896	3.00%, 02/01/2050	1,757,594
169,597	3.00%, 03/01/2050	166,608
271,315	5.00%, 03/01/2050	285,378
432,188	3.00%, 04/01/2050	424,194
712,146	3.50%, 04/01/2050	718,520
1,866,397	2.50%, 05/01/2050	1,786,736
870,425	4.00%, 05/01/2050	903,258
2,395,721	2.50%, 07/01/2050	2,291,901
144,100	4.00%, 07/01/2050	147,442
1,138,194	4.50%, 07/01/2050	1,178,586
1,408,645	2.00%, 08/01/2050	1,312,062
3,570,891	3.00%, 08/01/2050	3,501,552
6,556,870	2.00%, 09/01/2050	6,106,344
3,377,427	2.50%, 09/01/2050	3,229,478
4,389,578	3.00%, 09/01/2050	4,299,194

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 266,287	3.50%, 09/01/2050	$ 267,211
125,927	4.00%, 09/01/2050	128,707
1,104,500	2.50%, 10/01/2050	1,056,609
933,004	1.50%, 11/01/2050	833,902
7,740,925	2.00%, 11/01/2050	7,209,376
2,100,012	1.50%, 12/01/2050	1,876,884
583,396	3.00%, 12/01/2050	571,690
5,922,096	2.00%, 01/01/2051	5,515,476
632,184	2.50%, 01/01/2051	604,473
2,898,523	1.50%, 03/01/2051	2,590,476
7,490,213	2.00%, 03/01/2051	6,972,215
933,735	1.50%, 04/01/2051	834,486
645,838	2.50%, 04/01/2051	617,299
2,535,462	2.00%, 05/01/2051	2,356,069
4,098,813	2.50%, 05/01/2051	3,916,727
1,135,196	1.50%, 06/01/2051	1,014,480
1,493,519	3.50%, 06/01/2051	1,497,619
2,149,075	2.00%, 08/01/2051	1,997,993
1,672,291	2.50%, 08/01/2051	1,597,698
5,689,257	2.50%, 09/01/2051	5,435,878
2,376,347	1.50%, 10/01/2051	2,123,646
14,223,345	2.00%, 10/01/2051	13,218,376
9,747,615	2.50%, 10/01/2051	9,312,819
9,715,396	2.00%, 11/01/2051	9,028,886
4,089,211	2.50%, 11/01/2051	3,906,810
2,705,442	2.00%, 12/01/2051	2,513,287
4,508,470	2.50%, 12/01/2051	4,307,368
2,682,456	3.00%, 12/01/2051	2,626,930
2,472,507	2.00%, 01/01/2052	2,297,788
493,131	2.50%, 01/01/2052	471,135
2,468,600	2.50%, 02/01/2052	2,358,691
5,132,981	2.00%, 03/01/2052	4,768,380
2,918,288	3.00%, 03/01/2052	2,857,840
448,536	3.50%, 03/01/2052	450,039
650,000	3.50%, 04/01/2052	651,795
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,012,409
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(e)	1,932,008
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,121,315
	Series K077 Class A2
1,750,000	3.85%, 05/25/2028(e)	1,848,520
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,496,136
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	975,111
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,988,264
	Series K104 Class A2
300,000	2.25%, 01/25/2030	288,398
	Series K127 Class A2
500,000	2.11%, 01/25/2031	471,124
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K729 Class AM
$ 1,500,000	3.20%, 11/25/2024	$ 1,505,746
	Federal National Mortgage Association
557	8.00%, 11/01/2022	560
1,391,751	2.50%, 06/01/2028	1,378,432
22,959	6.00%, 01/01/2029	24,510
309,591	3.00%, 03/01/2029	312,811
243,288	3.50%, 04/01/2029	250,897
130,640	3.50%, 09/01/2029	134,206
173,977	4.00%, 09/01/2030	178,975
525,448	3.00%, 10/01/2030	530,916
77,588	8.00%, 10/01/2030	83,950
1,219,543	2.50%, 09/01/2031	1,207,119
307,176	2.00%, 10/01/2031	299,514
150,910	3.50%, 01/01/2032	152,813
101,393	3.50%, 02/01/2032	104,007
44,183	6.50%, 06/01/2032	47,430
435,163	3.00%, 08/01/2032	439,695
48,685	6.50%, 08/01/2032	52,263
1,444,932	3.00%, 10/01/2032	1,459,956
258,598	3.00%, 11/01/2032	258,041
461,883	2.50%, 01/01/2033	457,735
503,264	3.00%, 02/01/2033	502,176
172,951	5.50%, 03/01/2033	189,285
22,251	5.00%, 09/01/2033	23,931
2,492,291	3.00%, 12/01/2033	2,513,339
33,132	5.50%, 01/01/2034	35,697
188,717	4.00%, 02/01/2034	195,900
299,215	3.50%, 03/01/2034	307,034
120,409	5.50%, 03/01/2034	130,185
110,010	5.50%, 05/01/2034	120,488
551,798	3.50%, 07/01/2034	562,984
253,628	2.50%, 09/01/2034	251,044
31,471	5.50%, 02/01/2035	34,450
351,793	3.00%, 03/01/2035	351,036
354,903	3.00%, 04/01/2035	358,100
336,059	5.00%, 05/01/2035	363,102
1,012,839	2.50%, 06/01/2035	1,002,521
422,549	3.50%, 06/01/2035	433,938
676,870	2.00%, 07/01/2035	658,218
6,638	5.00%, 07/01/2035	7,158
639,412	2.00%, 09/01/2035	621,784
63,571	5.00%, 09/01/2035	68,459
904,848	1.50%, 10/01/2035	858,930
73,150	5.00%, 10/01/2035	79,124
44,010	6.00%, 10/01/2035	49,082
59,400	5.50%, 11/01/2035	65,332
2,142,367	2.00%, 12/01/2035	2,083,244
1,074,394	2.50%, 01/01/2036	1,063,449
983,478	1.50%, 02/01/2036	933,860
1,774,289	2.00%, 02/01/2036	1,725,282
482,783	3.50%, 04/01/2036	488,751
51,804	6.00%, 04/01/2036	57,138
510,470	1.50%, 05/01/2036	484,707
1,673,678	2.00%, 05/01/2036	1,627,434
627,688	2.50%, 05/01/2036	621,293
2,340,340	2.00%, 06/01/2036	2,275,673

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,582,773	2.50%, 06/01/2036	$ 3,546,273
1,213,523	1.50%, 07/01/2036	1,151,927
6,717	6.50%, 08/01/2036	7,211
944,636	1.50%, 09/01/2036	896,667
3,508,340	2.00%, 09/01/2036	3,411,364
192,822	1.00%, 10/01/2036	176,645
2,603,064	1.50%, 10/01/2036	2,470,833
430,903	2.00%, 11/01/2036	418,983
41,694	5.50%, 11/01/2036	45,617
554,175	6.00%, 12/01/2036	615,325
1,545,625	1.50%, 01/01/2037	1,467,114
2,054,629	2.00%, 01/01/2037	1,997,812
947,290	3.00%, 01/01/2037	945,242
450,000	3.00%, 04/01/2037	454,205
33,848	5.00%, 07/01/2037	36,577
186,532	5.50%, 08/01/2037	204,262
285,540	5.50%, 01/01/2038	314,538
140,657	6.00%, 03/01/2038	157,121
67,493	5.50%, 07/01/2038	74,338
43,380	2.50%, 05/01/2039	41,465
42,534	6.00%, 05/01/2039	47,512
319,177	4.50%, 08/01/2039	338,734
376,346	5.00%, 08/01/2039	407,406
317,099	5.00%, 12/01/2039	344,305
160,929	4.50%, 03/01/2040	170,787
694,140	2.50%, 05/01/2040	670,777
982,097	3.00%, 05/01/2040	971,760
232,828	5.00%, 06/01/2040	248,816
181,583	4.50%, 08/01/2040	193,107
565,512	2.00%, 09/01/2040	530,894
328,742	2.50%, 09/01/2040	317,835
371,905	4.50%, 09/01/2040	395,699
1,019,963	2.00%, 11/01/2040	957,774
109,983	4.50%, 11/01/2040	117,019
162,022	5.00%, 11/01/2040	175,301
346,418	1.50%, 01/01/2041	314,052
624,732	2.00%, 02/01/2041	586,346
1,507,242	4.00%, 02/01/2041	1,575,001
621,594	4.50%, 03/01/2041	657,826
391,525	1.50%, 05/01/2041	354,951
274,547	2.00%, 05/01/2041	257,673
417,821	5.00%, 05/01/2041	449,837
387,399	2.00%, 06/01/2041	363,584
626,508	1.50%, 09/01/2041	567,912
1,333,872	2.50%, 09/01/2041	1,289,460
849,053	1.50%, 10/01/2041	769,568
1,206,432	2.00%, 10/01/2041	1,132,143
310,781	2.50%, 10/01/2041	301,106
205,307	4.50%, 10/01/2041	218,460
909,358	2.00%, 12/01/2041	853,362
569,016	3.50%, 12/01/2041	579,460
577,509	4.00%, 01/01/2042	603,314
458,386	2.00%, 03/01/2042	428,340
314,453	3.00%, 09/01/2042	314,160
853,620	3.00%, 12/01/2042	852,468
953,972	3.00%, 02/01/2043	953,075
384,345	3.00%, 04/01/2043	384,141
698,280	3.50%, 04/01/2043	705,047
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,587,936	3.50%, 05/01/2043	$ 1,619,709
187,973	4.00%, 07/01/2043	196,257
716,419	3.00%, 08/01/2043	713,744
444,591	3.50%, 08/01/2043	452,735
180,469	4.00%, 09/01/2043	188,313
446,175	3.50%, 08/01/2044	454,296
775,946	4.00%, 08/01/2044	809,798
231,804	4.00%, 06/01/2045	241,866
1,652,309	2.50%, 07/01/2045	1,584,219
538,885	3.50%, 11/01/2045	544,224
1,569,418	3.50%, 02/01/2046	1,598,552
1,711,504	3.00%, 06/01/2046	1,701,541
400,569	2.50%, 10/01/2046	385,300
1,604,427	3.00%, 10/01/2046	1,591,955
343,790	4.00%, 10/01/2046	357,409
893,251	3.00%, 12/01/2046	886,560
428,830	3.50%, 12/01/2046	435,238
376,205	4.00%, 03/01/2047	389,113
458,586	4.00%, 06/01/2047	473,915
371,158	4.00%, 07/01/2047	380,390
2,670,208	3.50%, 10/01/2047	2,695,819
1,207,277	4.00%, 10/01/2047	1,238,600
376,881	4.00%, 10/01/2048	386,435
436,476	4.00%, 11/01/2048	452,729
3,290,144	4.50%, 11/01/2048	3,433,491
368,223	5.00%, 11/01/2048	388,753
455,875	4.50%, 02/01/2049	472,562
3,032,414	4.00%, 06/01/2049	3,099,037
2,958,325	4.00%, 07/01/2049	3,037,053
1,164,362	4.50%, 07/01/2049	1,209,722
1,779,801	3.50%, 08/01/2049	1,796,296
1,213,561	4.00%, 08/01/2049	1,242,597
465,067	3.00%, 09/01/2049	457,226
1,185,961	3.50%, 09/01/2049	1,192,446
720,527	4.50%, 10/01/2049	749,830
1,611,275	3.50%, 11/01/2049	1,634,137
1,666,265	3.00%, 12/01/2049	1,638,134
1,465,075	3.50%, 12/01/2049	1,477,676
1,108,663	3.00%, 01/01/2050	1,089,937
407,071	4.00%, 01/01/2050	415,697
3,438,727	3.00%, 03/01/2050	3,376,974
814,757	3.50%, 03/01/2050	822,056
570,824	3.00%, 04/01/2050	560,000
1,648,764	2.50%, 05/01/2050	1,577,961
905,970	3.50%, 05/01/2050	911,929
468,592	4.00%, 06/01/2050	482,126
217,260	4.50%, 06/01/2050	225,674
460,407	2.50%, 07/01/2050	440,487
2,974,574	3.00%, 07/01/2050	2,915,521
646,664	4.00%, 07/01/2050	660,990
4,503,094	2.00%, 08/01/2050	4,195,354
2,628,866	2.50%, 08/01/2050	2,514,922
5,066,905	2.50%, 09/01/2050	4,847,704
1,587,231	3.00%, 09/01/2050	1,556,210
2,405,898	2.50%, 10/01/2050	2,301,420
3,123,486	1.50%, 11/01/2050	2,793,726
2,897,445	2.00%, 11/01/2050	2,699,232
743,547	2.50%, 11/01/2050	710,583

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 92,963	4.00%, 12/01/2050	$ 95,032
12,963,132	2.00%, 01/01/2051	12,074,778
727,914	3.50%, 01/01/2051	730,333
4,048,992	2.00%, 02/01/2051	3,770,098
1,694,728	2.50%, 02/01/2051	1,620,296
2,075,911	2.50%, 03/01/2051	1,985,251
613,137	3.50%, 03/01/2051	618,011
1,214,381	1.50%, 04/01/2051	1,085,808
3,864,542	2.50%, 04/01/2051	3,693,464
2,784,243	2.00%, 05/01/2051	2,590,675
13,138,620	3.00%, 05/01/2051	12,867,027
2,635,239	2.50%, 06/01/2051	2,517,958
7,993,716	2.00%, 07/01/2051	7,434,099
1,386,443	2.50%, 08/01/2051	1,324,601
879,286	3.00%, 08/01/2051	861,075
1,349,683	1.50%, 09/01/2051	1,206,575
7,235,320	2.00%, 09/01/2051	6,725,241
10,823,135	2.50%, 09/01/2051	10,362,088
2,038,805	1.50%, 10/01/2051	1,822,603
18,297,761	2.00%, 10/01/2051	17,015,652
16,061,137	2.50%, 10/01/2051	15,346,103
2,428,010	2.50%, 11/01/2051	2,319,708
2,630,660	3.50%, 11/01/2051	2,657,135
4,928,369	2.00%, 12/01/2051	4,587,456
882,831	2.50%, 12/01/2051	843,452
5,432,554	2.00%, 01/01/2052	5,046,718
2,566,909	2.50%, 01/01/2052	2,452,411
3,081,474	2.00%, 02/01/2052	2,864,558
850,000	4.00%, 03/01/2052	870,392
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
952,275	2.57%, 12/25/2026(e)	944,528
	Series 2018-M12 Class A2
350,000	3.64%, 08/25/2030(e)	367,667
	Series 2019-M1 Class A2
2,000,000	3.55%, 09/25/2028(e)	2,094,980
	Series 2019-M22 Class A2
966,501	2.52%, 08/25/2029	951,316
	Series 2021-M12 Class 2A2
1,000,000	2.13%, 05/25/2033(e)	920,591
	Government National Mortgage Association
1,654	7.00%, 07/15/2025	1,700
1,297	7.50%, 12/15/2025	1,302
40,194	3.50%, 02/15/2026	41,006
115,866	5.00%, 11/15/2033	127,784
19,577	5.50%, 12/15/2035	21,645
28,181	5.00%, 12/20/2035	30,549
56,840	6.00%, 01/20/2036	63,074
63,468	5.50%, 02/20/2036	70,394
391,127	2.50%, 05/20/2036	387,577
180,624	2.00%, 06/20/2036	175,243
244,931	2.00%, 12/20/2036	237,844
383,595	5.00%, 06/15/2039	421,783
114,616	4.00%, 05/20/2040	120,422
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 99,239	4.50%, 07/20/2040	$ 105,660
95,809	4.50%, 09/20/2040	102,029
406,245	4.00%, 10/15/2040	428,203
179,807	4.00%, 09/15/2041	187,372
39,003	4.50%, 12/20/2041	41,929
764,699	2.50%, 12/20/2042	742,681
201,089	3.00%, 02/15/2043	199,787
2,381,657	3.50%, 06/20/2044	2,445,162
856,808	3.50%, 10/20/2044	877,585
731,833	4.50%, 11/20/2044	781,460
635,987	3.50%, 02/20/2046	648,659
212,525	4.00%, 03/20/2046	218,948
783,516	3.00%, 08/20/2046	780,476
2,603,902	3.00%, 09/20/2046	2,600,402
374,249	3.50%, 09/20/2046	380,571
697,982	3.50%, 10/20/2046	710,820
3,156,176	3.00%, 12/20/2046	3,143,912
4,301,511	3.00%, 01/20/2047	4,284,826
4,661,058	3.50%, 04/20/2047	4,728,230
772,895	3.50%, 08/20/2047	784,039
539,065	4.50%, 11/15/2047	578,595
2,734,938	3.00%, 02/20/2048	2,722,835
281,414	4.00%, 03/20/2048	291,410
195,052	5.00%, 11/20/2048	204,809
3,209,880	4.00%, 12/20/2048	3,309,974
1,720,153	4.50%, 12/20/2048	1,789,448
364,950	4.50%, 03/20/2049	379,461
2,369,510	4.00%, 05/20/2049	2,439,501
177,776	2.50%, 08/20/2049	172,658
194,831	5.00%, 11/20/2049	204,809
538,941	2.50%, 02/20/2050	523,423
2,200,547	3.50%, 04/20/2050	2,219,749
400,975	5.00%, 04/20/2050	423,276
2,281,396	2.50%, 06/20/2050	2,215,707
863,251	4.00%, 06/20/2050	886,055
3,394,902	2.00%, 08/20/2050	3,242,601
4,541,053	2.50%, 08/20/2050	4,410,300
2,330,365	3.00%, 08/20/2050	2,312,833
1,590,705	3.50%, 08/20/2050	1,602,720
246,784	4.00%, 08/20/2050	252,220
544,316	3.00%, 09/20/2050	540,219
823,821	3.50%, 09/20/2050	831,461
355,992	4.00%, 09/20/2050	365,318
1,648,798	2.00%, 10/20/2050	1,574,736
1,673,279	2.50%, 10/20/2050	1,625,100
3,667,984	3.00%, 10/20/2050	3,640,366
1,534,047	3.50%, 11/20/2050	1,546,565
4,935,779	2.00%, 12/20/2050	4,716,957
1,768,136	2.50%, 12/20/2050	1,717,225
577,965	3.50%, 12/20/2050	582,530
2,034,784	2.00%, 02/20/2051	1,943,205
4,781,697	2.00%, 03/20/2051	4,566,540
2,300,244	2.50%, 03/20/2051	2,234,012
277,434	1.50%, 04/20/2051	254,398
2,362,533	2.00%, 04/20/2051	2,256,186
1,053,532	2.50%, 05/20/2051	1,023,197
2,602,791	2.50%, 06/20/2051	2,527,848
964,290	2.00%, 08/20/2051	920,849

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 883,561	2.50%, 08/20/2051	$ 858,120
1,230,868	3.00%, 08/20/2051	1,219,568
5,508,568	2.00%, 09/20/2051	5,260,170
10,107,814	2.50%, 09/20/2051	9,816,775
3,094,819	2.50%, 10/20/2051	3,005,708
1,513,405	3.00%, 10/20/2051	1,499,503
2,438,849	2.00%, 11/20/2051	2,328,500
439,945	3.00%, 11/20/2051	435,803
1,390,519	3.50%, 11/20/2051	1,401,021
3,208,723	2.50%, 12/20/2051	3,116,333
841,856	4.50%, 12/20/2051	881,779
3,827,243	2.00%, 01/20/2052	3,653,618
495,744	3.00%, 01/20/2052	490,757
1,196,739	2.00%, 02/20/2052	1,142,957
1,345,170	3.00%, 02/20/2052	1,331,626
1,625,000	2.00%, 03/20/2052	1,550,900
		624,371,083
TOTAL MORTGAGE-BACKED SECURITIES — 29.60% (Cost $688,649,334)		$647,862,215
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston Texas Combined Utility System Revenue Series B 3.83%, 05/15/2028	1,028,678
80,000	Energy Northwest Series B 2.81%, 07/01/2024	80,187
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,556,493
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,883,450
600,000	State of Illinois 5.10%, 06/01/2033	638,045
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	1,059,085
TOTAL MUNICIPAL BONDS AND NOTES — 0.29% (Cost $6,096,178)		$6,245,938
U.S. GOVERNMENT AGENCY BONDS AND NOTES
1,000,000	Federal Farm Credit Bank Funding Corp 0.23%, 01/19/2024	966,632
	Federal Home Loan Bank
600,000	5.75%, 06/12/2026	676,256
4,000,000	1.00%, 10/07/2026	3,759,951
2,000,000	3.25%, 11/16/2028	2,091,492
	Federal Home Loan Mortgage Corp(b)
5,000,000	1.50%, 02/12/2025	4,860,330
2,000,000	0.38%, 09/23/2025	1,856,242
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 7,000,000	Federal National Mortgage Association 2.13%, 04/24/2026	$ 6,897,077
	Tennessee Valley Authority
1,000,000	0.75%, 05/15/2025	946,731
2,000,000	1.50%, 09/15/2031	1,797,034
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.09% (Cost $25,170,931)		$23,851,745
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,000,000	0.13%, 03/31/2023(b)	2,953,242
19,000,000	0.13%, 04/30/2023	18,664,531
6,000,000	1.75%, 05/15/2023	5,992,031
13,500,000	1.38%, 06/30/2023	13,402,969
20,000,000	0.13%, 07/15/2023	19,521,094
13,000,000	1.25%, 07/31/2023	12,865,430
7,000,000	2.50%, 08/15/2023	7,040,195
21,000,000	1.38%, 09/30/2023(b)	20,767,852
37,000,000	0.13%, 10/15/2023	35,859,649
3,500,000	2.75%, 11/15/2023	3,529,258
17,000,000	2.25%, 01/31/2024	16,982,070
19,000,000	0.13%, 02/15/2024	18,245,195
6,000,000	2.13%, 02/29/2024	5,978,438
17,000,000	0.38%, 04/15/2024	16,329,297
11,000,000	0.25%, 05/15/2024	10,514,023
3,500,000	2.50%, 05/15/2024	3,507,246
4,000,000	0.38%, 07/15/2024(b)	3,817,812
70,676,000	0.38%, 08/15/2024	67,307,847
9,500,000	2.38%, 08/15/2024	9,478,105
13,000,000	1.50%, 09/30/2024	12,693,789
5,250,000	2.25%, 11/15/2024	5,217,393
12,000,000	1.50%, 11/30/2024	11,689,687
22,000,000	1.38%, 01/31/2025	21,322,813
10,500,000	2.00%, 02/15/2025	10,352,344
7,250,000	2.13%, 05/15/2025	7,161,641
30,000,000	0.25%, 05/31/2025	27,921,094
21,000,000	0.25%, 06/30/2025	19,509,492
4,000,000	2.25%, 11/15/2025	3,959,219
13,000,000	0.38%, 11/30/2025	12,018,906
5,500,000	1.63%, 02/15/2026	5,316,523
11,000,000	0.50%, 02/28/2026	10,169,844
44,642,000	0.75%, 08/31/2026	41,375,810
7,000,000	2.00%, 11/15/2026	6,846,875
12,500,000	0.63%, 03/31/2027(b)	11,427,246
11,000,000	0.50%, 04/30/2027	9,977,344
2,500,000	2.38%, 05/15/2027	2,489,258
4,500,000	0.50%, 06/30/2027	4,066,875
1,000,000	2.25%, 08/15/2027	989,219
5,000,000	0.38%, 09/30/2027	4,463,867
7,000,000	0.63%, 12/31/2027	6,311,211
6,000,000	2.75%, 02/15/2028	6,092,813
18,000,000	1.13%, 02/29/2028	16,690,781
2,000,000	1.25%, 04/30/2028	1,863,125

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 9,500,000	2.88%, 05/15/2028	$ 9,721,543
8,000,000	1.25%, 05/31/2028	7,447,812
13,500,000	1.00%, 07/31/2028	12,353,027
32,474,000	1.13%, 08/31/2028	29,919,209
1,500,000	3.13%, 11/15/2028	1,561,816
7,000,000	1.38%, 12/31/2028(b)	6,541,992
3,500,000	2.63%, 02/15/2029	3,542,109
6,500,000	2.38%, 05/15/2029	6,481,211
2,500,000	1.63%, 08/15/2029	2,370,801
5,000,000	0.63%, 05/15/2030	4,359,570
5,000,000	0.63%, 08/15/2030	4,342,969
9,000,000	0.88%, 11/15/2030	7,969,570
11,000,000	1.13%, 02/15/2031	9,932,227
8,807,000	1.25%, 08/15/2031	8,006,113
4,000,000	1.38%, 11/15/2031	3,670,000
2,000,000	1.88%, 02/15/2032	1,920,625
9,500,000	1.13%, 05/15/2040	7,485,703
11,000,000	1.13%, 08/15/2040	8,623,398
7,500,000	1.38%, 11/15/2040	6,131,543
21,500,000	1.88%, 02/15/2041	19,144,238
39,901,000	1.75%, 08/15/2041	34,582,945
4,000,000	2.00%, 11/15/2041	3,619,375
5,000,000	3.00%, 11/15/2044	5,298,438
13,000,000	2.50%, 02/15/2045	12,661,797
11,500,000	2.50%, 02/15/2046	11,259,219
4,500,000	3.00%, 02/15/2047	4,841,895
3,000,000	2.75%, 11/15/2047	3,112,734
16,500,000	1.25%, 05/15/2050	12,306,680
9,000,000	1.38%, 08/15/2050	6,927,188
10,000,000	1.63%, 11/15/2050	8,194,531
12,500,000	1.88%, 02/15/2051	10,922,363
29,976,000	2.00%, 08/15/2051	27,043,973
4,000,000	1.88%, 11/15/2051	3,508,750
2,000,000	2.25%, 02/15/2052	1,918,125
TOTAL U.S. TREASURY BONDS AND NOTES — 39.30% (Cost $909,669,036)		$860,406,942
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,667,000	BlackRock FedFund Institutional Class(f), 0.23%(g)	3,667,000
3,667,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(f), 0.30%(g)	3,667,000
3,667,000	Goldman Sachs Financial Square Government Fund Institutional Class(f), 0.25%(g)	3,667,000
3,667,000	Invesco Government & Agency Portfolio Institutional Class(f), 0.25%(g)	3,667,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
3,667,000	JPMorgan U.S. Government Money Market Fund Capital Shares(f), 0.25%(g)	$ 3,667,000
1,013,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(f), 0.23%(g)	1,013,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.88% (Cost $19,348,000)		$19,348,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.75%
$13,500,000	Repurchase agreement (principal amount/value $13,500,000 with a maturity value of $13,500,094 with Daiwa Capital Markets America Inc, 0.25%, dated 3/31/22 to be repurchased at $13,500,094 on 4/1/22 collateralized by U.S. Treasury securities, 0.13% - 2.88%, 5/15/23 - 8/15/28, with a value of $13,770,092.	13,500,000
3,761,418	Undivided interest of 24.01% in a repurchase agreement (principal amount/value $15,668,589 with a maturity value of $15,668,720) with Citigroup Global Markets Inc, 0.30%, dated 3/31/22 to be repurchased at $3,761,418 on 4/1/22 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 5/3/22 - 8/15/51, with a value of $15,981,961.(f)	3,761,418

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,454,228	Undivided interest of 9.69% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $10,454,228 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(f)	$ 10,454,228
10,454,228	Undivided interest of 9.69% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $10,454,228 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(f)	10,454,228
TOTAL SHORT TERM INVESTMENTS — 1.75% (Cost $38,169,874)		$38,169,874
TOTAL INVESTMENTS — 102.13% (Cost $2,369,750,541)		$2,235,652,664
OTHER ASSETS & LIABILITIES, NET — (2.13)%		$(46,555,988)
TOTAL NET ASSETS — 100.00%		$2,189,096,676
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at March 31, 2022.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2022.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of March 31, 2022.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
At March 31, 2022, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
JPMorgan Chase & Co	0.77%	08/09/2025	09/20/2021-10/04/2021	$4,717,684	$4,482,465	0.21%

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

March 31, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2022